Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000007070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000007070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000007070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007070 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007071 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007071 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000007071 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007071 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007071 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007071 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000007071 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007071 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007071 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007071 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007071 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%